Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2018
Long-Term Debt
Schedule of long-term debt
Our long-term debt consists of the following at the dates indicated:

	March 31, 2018			March 31, 2017
	Face Amount	Unamortized Debt Issuance Costs (1)	Book Value	Face Amount	Unamortized Debt Issuance Costs (1)	Book Value
	(in thousands)
Revolving credit facility:
Expansion capital borrowings	$—	$—	$—	$—	$—	$—
Working capital borrowings	969,500	—	969,500	814,500	—	814,500
Senior secured notes	—	—	—	250,000	(4,559)	245,441
Senior unsecured notes:
5.125% Notes due 2019	353,424	(1,653)	351,771	379,458	(3,191)	376,267
6.875% Notes due 2021	367,048	(4,499)	362,549	367,048	(5,812)	361,236
7.500% Notes due 2023	615,947	(8,542)	607,405	700,000	(11,329)	688,671
6.125% Notes due 2025	389,135	(5,951)	383,184	500,000	(8,567)	491,433
Other long-term debt	5,977	—	5,977	6,837	—	6,837
	2,701,031	(20,645)	2,680,386	3,017,843	(33,458)	2,984,385
Less: Current maturities	646	—	646	25,859	—	25,859
Long-term debt	$2,700,385	$(20,645)	$2,679,740	$2,991,984	$(33,458)	$2,958,526

(1)	Debt issuance costs related to the Revolving Credit Facility are reported within intangible assets, rather than as a reduction of the carrying amount of long-term debt.

Amounts in the table above do not include long-term debt related to the Retail Propane segment, as these amounts have been classified as liabilities held for sale within our consolidated balance sheets (see Note 17).

Schedule of future amortization expense of debt issuance costs	Expected amortization of debt issuance costs is as follows (in thousands):

Year Ending March 31,
2019	$4,945
2020	4,031
2021	3,658
2022	3,076
2023	2,388
Thereafter	2,547
Total	$20,645

Schedule of financial covenants in Credit Agreement
The following table summarizes the debt covenant levels specified in the Credit Agreement as of March 31, 2018 (as modified on May 24, 2018):

		Senior Secured	Interest	Total Leverage
Period Beginning	Leverage Ratio (1)	Leverage Ratio (1)	Coverage Ratio (2)	Indebtedness Ratio (1)
March 31, 2018	4.75	3.25	2.50	—
December 31, 2018	4.75	3.25	2.75	—
March 31, 2019 and thereafter	4.50	3.25	2.75	6.50

(1)	Represents the maximum ratio for the period presented.

(2)	Represents the minimum ratio for the period presented.

Schedule of maturities of long-term debt
The scheduled maturities of our long-term debt are as follows at March 31, 2018:

Year Ending March 31,	Revolving Credit Facility	Senior Unsecured Notes	Other Long-Term Debt	Total
	(in thousands)
2019	$—	$—	$646	$646
2020	—	353,424	648	354,072
2021	—	—	4,683	4,683
2022	969,500	367,048	—	1,336,548
2023	—	—	—	—
Thereafter	—	1,005,082	—	1,005,082
Total	$969,500	$1,725,554	$5,977	$2,701,031

Amounts in the table above do not include long-term debt related to the Retail Propane segment, as these amounts have been classified as liabilities held for sale within our consolidated balance sheets (see Note 17).

Senior unsecured notes
Long-Term Debt
Schedule of repurchases
The following table summarizes repurchases of Senior Unsecured Notes for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
2019 Notes
Notes repurchased	$26,034	$9,009	$11,533
Cash paid (excluding payments of accrued interest)	$26,002	$7,099	$6,972
(Loss) gain on early extinguishment of debt (1)	$(140)	$1,759	$4,483

2021 Notes
Notes repurchased	$—	$21,241	$61,711
Cash paid (excluding payments of accrued interest)	$—	$14,094	$36,449
Gain on early extinguishment of debt (2)	$—	$6,748	$24,049

2023 Notes
Notes repurchased	$84,053	$—	$—
Cash paid (excluding payments of accrued interest)	$83,967	$—	$—
Loss on early extinguishment of debt (3)	$(1,136)	$—	$—

2025 Notes
Notes repurchased	$110,865	$—	$—
Cash paid (excluding payments of accrued interest)	$107,050	$—	$—
Gain on early extinguishment of debt (4)	$2,046	$—	$—

(1)
(Loss) gain on the early extinguishment of debt for the 2019 Notes during the years ended March 31, 2018, 2017 and 2016 is inclusive of the write off of debt issuance costs of $0.2 million, $0.2 million and $0.1 million, respectively. The (loss) gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(2)
Gain on the early extinguishment of debt for the 2021 Notes during the years ended March 31, 2017 and 2016 is inclusive of the write off of debt issuance costs of $0.4 million and $1.2 million, respectively. The gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(3)
Loss on the early extinguishment of debt for the 2023 Notes during the year ended March 31, 2018 is inclusive of the write off of debt issuance costs of $1.2 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

(4)
Gain on the early extinguishment of debt for the 2025 Notes during the year ended March 31, 2018 is inclusive of the write off of debt issuance costs of $1.8 million. The gain is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.

Senior secured notes
Long-Term Debt
Schedule of repurchases
The following table summarizes repurchases of Senior Secured Notes for the period indicated:

Year Ended March 31,
2018
Senior Secured Notes
Notes repurchased	$230,500
Cash paid (excluding payments of accrued interest)	$250,179
Loss on early extinguishment of debt (1)	$(23,971)

(1)
Loss on the early extinguishment of debt for the Senior Secured Notes during the year ended March 31, 2018 is inclusive of the write-off of debt issuance costs of $4.3 million. The loss is reported within (loss) gain on early extinguishment of liabilities, net within our consolidated statement of operations.